Segments	6 Months Ended
Jun. 30, 2026
Disclosure of operating segments [abstract]
Segments	17 Segments
ING Group’s segments are based on the internal reporting structure by lines of business.
The Executive Board of ING Group and the Management Board Banking (together the Chief Operating Decision
Maker or CODM) set the performance targets, and approve and monitor the budgets prepared by the segments.
Segments formulate strategic, commercial, and financial plans in line with the strategy and performance targets set by the CODM.
Recognition and measurement of segment results are consistent with the accounting policies as described in Note
1 'Basis of preparation and material accounting policy information' of the 2025 ING Group Consolidated financial statements. The results for the period for each reportable segment are after intercompany and intersegment eliminations and are those reviewed by the CODM to assess performance of the segments. Corporate expenses are allocated to business lines based on time spent by head office personnel, the relative number of staff, or on the basis of income, expenses and/or assets of the segment. Interest income per segment is reported as net interest income because management relies primarily on net (rather than gross) interest revenue to assess the performance of the segments.
The following table specifies the segments by line of business and the main sources of income of each of the segments:

Specification of the main sources of income of each of the segments by line of business
Segments by line of business	Main source of income
Retail Netherlands
Income from products and services provided to private individuals, business banking clients and private banking clients in the Netherlands. The main products and services offered are daily banking, lending, savings, investments and insurance brokerage.

Retail Belgium
Income from products and services provided to private individuals, business banking clients and private banking clients in Belgium and Luxembourg. The main products and services offered are similar to those in the Netherlands.

Retail Germany
Income from products and services provided to private individuals, business banking clients and private banking clients in Germany. The main products and services offered are similar to those in the Netherlands.

Retail Other
Income from products and services provided to private individuals, business banking clients and private banking clients in the other retail countries (Spain, Italy, Australia,
Poland, Romania and Türkiye). The main products and services offered are similar to those in the Netherlands.

Wholesale Banking
Income from wholesale banking activities, of which the main products are lending, payments & cash management, working capital solutions, trade finance, financial markets, corporate finance and treasury.

ING Group monitors and evaluates the performance of ING Group at a consolidated level and by segment. The
Executive Board and the Management Board Banking consider this to be relevant to an understanding of the
Group’s financial performance, because it enables investors to understand the primary method used by management to evaluate the Group’s operating performance and make decisions about allocating resources.
In addition, ING Group believes that the presentation of results in accordance with IFRS-EU helps investors compare its segment performance on a meaningful basis by highlighting result before tax attributable to ongoing operations and the profitability of the segment businesses. IFRS-EU result is derived by including the impact of the
IFRS-EU ‘IAS 39 carve out’ adjustment.
The IFRS-EU ‘IAS 39 carve-out’ adjustment relates to fair value portfolio hedge accounting strategies for the mortgage and savings portfolios in the Benelux, Germany and Other Challengers that are not eligible under IFRS-
IASB. As no hedge accounting is applied to these mortgage and savings portfolios under IFRS-IASB, the fair value changes of the derivatives are not offset by fair value changes of the hedge items (mortgages and savings).
The segment reporting in the interim report on Form 6-K has been prepared in accordance with International
Financial Reporting Standards as issued by the EU (IFRS-EU) and reconciled to International Financial Reporting
Standards as issued by the International Accounting Standards Board (IFRS-IASB) for consistency with the other financial information contained in this report. The difference between the accounting standards is reflected in the
Wholesale Banking segment.
Reference is made to Note '1.2  Basis of preparation of the Condensed consolidated interim financial statements’.
for a reconciliation between IFRS-EU and IFRS-IASB. Corporate expenses are allocated to business lines based on time spent by head office personnel, the relative number of staff, or on the basis of income, expenses and/or assets of the segment.
ING Group reconciles the total segment results to the overall result using Corporate Line. The Corporate Line includes capital management activities, as ING Group applies a system of capital charging for its banking operations to create a comparable basis for the results of business units globally, irrespective of the business units’
book equity and the currency in which they operate.
Corporate Line also includes certain income and expenses that are not allocated to the banking businesses, such as our investments in Bank of Beijing and TMBThanachart Bank (TTB) as well our stake in Van Lanschot Kempen and the run-off portfolio in Luxembourg. Furthermore, results in the Corporate Line are impacted by the application of hyperinflation accounting in the consolidation of our subsidiary in Türkiye under IAS 29.
The information presented in this note is consistent with the information presented to the Executive Board of ING
Group and the Management Board Banking. This note does not include details on the types of products and services from which each reportable segment derives its revenues, as this information is not reported internally.

Reconciliation between IFRS-IASB and IFRS-EU income, expense and net result
	1 January to 30 June 2026					1 January to 30 June 2025
in EUR million	Income	Expenses	Taxation	Non-controlling interests	Net result [1]	Income	Expenses	Taxation	Non-controlling interests	Net result[1]
Net result IFRS-IASB attributable to equity holder of the parent	11,668	6,930	1,434	120	3,184	12,404	6,846	1,516	127	3,915

Remove impact of:
Adjustment of the EU 'IAS 39 carve out' [2]	439		120		319	-1,065		-279		-786
Net result ING Group IFRS-EU [3]	12,107	6,930	1,554	120	3,503	11,339	6,846	1,237	127	3,130
[1]Net result reflects the net result attributable to shareholders of the parent.
2ING prepares the Form 6-K in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out' version of IAS 39. For the underlying result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.
3IFRS-EU figures include the impact of applying the EU 'IAS 39 carve-out'.

ING Group Total
	1 January to 30 June 2026			1 January to 30 June 2025
in EUR million	ING Bank	Other	ING Group	ING Bank	Other	ING Group

Net interest income	8,160	21	8,181	7,051	108	7,159
Net fee and commission income	2,511	3	2,514	2,214	2	2,216
Total investment and other income	1,412		1,412	1,965		1,965
– of which share of result from associates and joint ventures	124		124	85		85
– of which revaluations and trading income	1,188		1,188	1,839		1,839
Total income	12,083	24	12,107	11,229	111	11,339

Operating expenses	6,296	9	6,305	6,231	3	6,234
– of which Regulatory expenses	402		402	439		439
Addition to loan loss provisions	625		625	612		612
Total expenses	6,921	9	6,930	6,843	3	6,846

Result before taxation	5,161	16	5,177	4,385	108	4,493
Taxation	1,549	5	1,554	1,209	28	1,237
Non-controlling interests	120		120	127		127
Net result IFRS-EU	3,492	11	3,503	3,050	80	3,130
Adjustment of the EU 'IAS 39 carve out'	-319		-319	786		786
Net result IFRS-IASB	3,173	11	3,184	3,835	80	3,915

Segments
	1 January to 30 June 2026							1 January to 30 June 2025
in EUR million	Retail Nether- lands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total	Retail Nether- lands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total

Net interest income	1,919	940	1,245	2,157	1,768	152	8,181	1,508	886	1,215	1,929	1,412	209	7,159
Net fee and commission income	593	385	307	457	772	-1	2,514	540	339	287	356	696	-2	2,216
Total investment and other income	248	90	-14	83	1,073	-67	1,412	403	73	-77	164	1,344	57	1,965
– of which share of result from associates and joint ventures	28	14		3	12	67	124	-4	75		5	-58	66	85
– of which revaluations and trading income	189	64	-25	22	1,054	-116	1,188	383	48	-84	148	1,340	3	1,839
Total income	2,759	1,414	1,538	2,697	3,614	84	12,107	2,451	1,298	1,425	2,449	3,452	265	11,339

Operating expenses	973	915	700	1,563	1,886	268	6,305	981	995	680	1,436	1,901	239	6,234
– of which Regulatory expenses		177	-3	157	70	1	402		226	25	136	51	0	439
Addition to loan loss provisions	39	131	78	158	204	15	625	72	76	77	159	227	0	612
Total expenses	1,012	1,046	777	1,721	2,091	283	6,930	1,054	1,072	758	1,595	2,128	240	6,846

Result before taxation	1,747	368	760	977	1,523	-199	5,177	1,398	226	667	854	1,324	25	4,493
Taxation	455	101	244	340	407	8	1,554	369	62	216	202	342	45	1,237
Non-controlling interests		0	1	101	18	0	120		0	1	106	19		127
Net result IFRS-EU	1,293	267	516	536	1,097	-206	3,503	1,029	164	450	546	962	-21	3,130
Adjustment of the EU 'IAS 39 carve out'					-319		-319					786		786
Net result IFRS-IASB	1,293	267	516	536	778	-206	3,184	1,029	164	450	546	1,748	-21	3,915